ACQUISITION OF CARIBOO COPPER CORP (Narrative) (Details) - CAD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Mar. 25, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Gain on acquisition of control of Gibraltar				$ 0	$ 14,982
Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			12.50%
Proportion of ownership interest in subsidiary			75.00%
Total fair value of net assets acquired					37,717
Book value of assets acquired					22,735
Gain on acquisition of control of Gibraltar					14,982
Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%		12.50%
Proportion of ownership interest in joint venture		75.00%	87.50%	100.00%
Gibraltar Joint Venture [Member] | Final purchase price allocation [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired			$ 760,180
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			100.00%
Fixed consideration payable			$ 71,116
Cariboo Copper Corp [Member] | Final purchase price allocation [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired			$ 118,542
Cariboo Copper Corp [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			75.00%
Percentage of available tax pools and tax attributes			50.00%
Cariboo Copper Corp [Member] | Dowa and Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			50.00%
Minimum amount of acquisition price payable			$ 117,000
Maximum amount of acquisition price payable			142,000
Initial amount paid upon closing			5,000
Annual payment of purchase consideration			5,000
Fixed consideration payable			$ 71,116
Bargain purchase gain					$ 47,426
Cariboo Copper Corp [Member] | Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			12.50%
Proportion of ownership interest in joint venture	87.50%	75.00%	87.50%
Proportion of ownership interest in subsidiary	12.50%		25.00%
Increase in effective rate of ownership interest			50.00%